Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Summary of non derivative financial liabilities by maturity groupings

	Less than	Between 1 and	Between 2 and	After
	1 year	2 years	5 years	5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2018
Series A Preferred Shares (Note 26)	—	229,505	—	—	229,505
Convertible note (Note 27)	4,777	90,103	—	—	94,880
Exchangeable note liabilities (Note 28)	—	139,889	—	—	139,889
Borrowings	81,923	20,803	—	—	102,726
Trade payables	14,356	—	—	—	14,356
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	34,466	—	—	—	34,466
Amounts due to related parties	218	—	—	—	218
	135,740	480,300	—	—	616,040
At 31 December 2019
Borrowings	133,237	13,323	—	—	146,560
Lease liabilities	47,919	41,331	111,294	45,945	246,489
Trade payables	17,017	—	—	—	17,017
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	33,198	—	—	—	33,198
Amounts due to related parties	626	—	—	—	626
	231,997	54,654	111,294	45,945	443,890

Summary of gearing ratios

	2018	2019
	RMB’000	RMB’000
Total borrowings	97,006	140,387
Add: Series A Preferred Shares (Note 26)	476,112	—
Add: Convertible note (Note 27)	70,598	—
Add: Exchangeable note liabilities (Note 28)	185,745	—
Less: Cash and cash equivalents (Note 18)	(101,886)	(154,490)
Net debt/(surplus)	727,575	(14,103)
Total (deficit)/surplus	(249,356)	590,598
Total capital	478,219	576,495
Gearing ratio	152.14%	N/A

Summary of financial liabilities that are measured at fair value

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2018
Liabilities
Financial liabilities at fair value through profit or loss
— Series A Preferred Shares (Note 26)	—	—	476,112	476,112
— Convertible note (Note 27)	—	—	70,598	70,598
— Exchangeable note liabilities (Note 28)	—	—	185,745	185,745
— Derivative financial instrument (Note 20)	—	—	301	301
	—	—	732,756	732,756

Level 3
Disclosure of fair value measurement of liabilities [line items]
Summary of financial liabilities that are measured at fair value

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2018:

			Series A	Derivative
	Exchangeable	Convertible	Preferred	financial
	note liabilities	note	Shares	instrument
	(Note 28)	(Note 27)	(Note 26)	(Note 20)	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Opening balance	128,820	61,446	249,864	—	440,130
Fair value as at issuance date	—	—	—	1,199	1,199
Change in fair value	56,925	9,152	226,248	(898)	291,427
Closing balance	185,745	70,598	476,112	301	732,756

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2019:

				Derivative
	Exchangeable	Convertible	Series A	financial
	note liabilities	note	Preferred Shares	instrument
	(Note 28)	(Note 27)	(Note 26)	(Note 20)	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Opening balance	185,745	70,598	476,112	301	732,756
Change in fair value	(45,274)	5,193	(136,656)	(301)	(177,038)
Converted into ordinary share upon initial public offering	(140,471)	—	(339,456)	—	(479,927)
Repayment during the year	—	(75,791)	—	—	(75,791)
Closing balance	—	—	—	—	—